INTANGIBLE ASSETS AND GOODWILL (Goodwill) (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Changes in intangible assets and goodwill [abstract]
Balance, beginning of fiscal year	$ 227,362	$ 226,571
Goodwill acquired	0	692
Other	503	99
Balance, end of fiscal year	$ 227,865	$ 227,362